UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2017

Item 1.

Reports to Stockholders

Fidelity® New Markets Income Fund Semi-Annual Report June 30, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Countries as of June 30, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	8.2	4.2
Mexico	6.7	9.1
Turkey	6.5	4.8
Venezuela	4.8	7.3
Argentina	4.7	3.5

Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Holdings as of June 30, 2017

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Petroleos Mexicanos	6.3	7.1
U.S. Treasury Obligations	6.2	1.9
Turkish Republic	6.1	4.5
Argentine Republic	4.7	3.4
Lebanese Republic	4.5	5.5
	27.8

Asset Allocation (% of fund's net assets)

As of June 30, 2017
Corporate Bonds	28.8%
Government Obligations	61.3%
Stocks	0.5%
Preferred Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	9.2%

As of December 31, 2016
Corporate Bonds	35.6%
Government Obligations	57.8%
Stocks	0.8%
Preferred Securities	0.3%
Investment Companies	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	5.3%

Investments June 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.8%
		Principal Amount(a)	Value
Azerbaijan - 1.7%
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		$12,755,000	$10,462,671
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		68,900,000	74,584,250
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		13,165,000	13,827,200

TOTAL AZERBAIJAN			98,874,121

Brazil - 0.4%
Banco Nacional de Desenvolvimento Economico e Social 6.5% 6/10/19 (b)		8,355,000	8,866,827
Caixa Economica Federal:
4.25% 5/13/19 (b)		11,975,000	12,130,675
7.25% 7/23/24 (b)(c)		3,285,000	3,305,696

TOTAL BRAZIL			24,303,198

British Virgin Islands - 0.3%
1MDB Global Investments Ltd. 4.4% 3/9/23		20,400,000	18,879,098
Canada - 0.4%
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		1,000	1,023
First Quantum Minerals Ltd.:
7% 2/15/21 (b)		1,540,000	1,578,500
7.25% 5/15/22 (b)		3,240,000	3,312,900
7.25% 4/1/23 (b)		5,415,000	5,293,163
7.5% 4/1/25 (b)		9,025,000	8,821,938
Pacific Exploration and Production Corp. 10% 11/2/21 pay-in-kind (c)		5,816,000	6,550,270

TOTAL CANADA			25,557,794

Cayman Islands - 0.2%
Brazil Minas SPE 5.333% 2/15/28 (b)		7,515,000	7,308,338
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		12,699,000	4,889,115

TOTAL CAYMAN ISLANDS			12,197,453

Costa Rica - 0.2%
Banco Nacional de Costa Rica 6.25% 11/1/23 (b)		3,245,000	3,407,250
Instituto Costarricense de Electricidad:
6.375% 5/15/43 (b)		2,900,000	2,582,247
6.95% 11/10/21 (b)		3,501,000	3,756,573

TOTAL COSTA RICA			9,746,070

Georgia - 0.8%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		22,540,000	23,558,808
JSC BGEO Group 6% 7/26/23 (b)		9,595,000	9,739,309
JSC Georgian Railway 7.75% 7/11/22 (b)		11,996,000	13,172,232

TOTAL GEORGIA			46,470,349

Indonesia - 1.3%
PT Pertamina Persero:
5.625% 5/20/43 (b)		8,500,000	8,797,347
6% 5/3/42 (b)		34,835,000	37,604,452
6.5% 5/27/41 (b)		26,960,000	30,756,372

TOTAL INDONESIA			77,158,171

Ireland - 1.7%
Borets Finance DAC 6.5% 4/7/22 (b)		5,095,000	5,413,438
Metalloinvest Finance Designated Activity Co. 4.85% 5/2/24 (b)		5,280,000	5,280,000
RZD Capital Ltd. 5.7% 4/5/22 (Reg. S)		6,400,000	6,856,512
SCF Capital Ltd. 5.375% 6/16/23 (b)		11,100,000	11,474,625
Vnesheconombank Via VEB Finance PLC:
5.942% 11/21/23 (b)		15,860,000	17,006,932
6.025% 7/5/22 (b)		13,690,000	14,667,603
6.8% 11/22/25 (b)		10,000,000	11,077,200
6.902% 7/9/20 (b)		23,790,000	25,849,929

TOTAL IRELAND			97,626,239

Israel - 0.1%
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		3,771,000	4,751,528
Kazakhstan - 1.5%
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (b)		8,885,000	8,886,688
Kazagro National Management Holding JSC 4.625% 5/24/23 (b)		14,190,000	14,124,726
KazMunaiGaz Finance Sub BV:
3.875% 4/19/22 (b)		13,320,000	13,181,472
5.75% 4/19/47 (b)		16,985,000	16,037,237
6.375% 4/9/21 (b)		16,630,000	18,063,173
7% 5/5/20 (b)		17,565,000	19,078,752
Samruk-Energy JSC 3.75% 12/20/17 (Reg. S)		2,045,000	2,035,143

TOTAL KAZAKHSTAN			91,407,191

Luxembourg - 1.2%
EVRAZ Group SA 5.375% 3/20/23 (b)		15,425,000	15,471,275
Petrobras International Finance Co. Ltd. 8.375% 12/10/18		33,715,000	36,045,381
RSHB Capital SA 8.5% 10/16/23 (b)		3,540,000	4,090,456
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		2,560,000	2,629,376
Steel Capital SA LN Partner Net Program 3.85% 8/27/21 (b)		10,525,000	10,633,850
VM Holding SA 5.375% 5/4/27 (b)		4,095,000	4,133,903

TOTAL LUXEMBOURG			73,004,241

Mexico - 6.7%
Comision Federal de Electricid:
4.75% 2/23/27 (b)		10,770,000	11,079,638
4.875% 1/15/24 (b)		12,760,000	13,477,750
Petroleos Mexicanos:
4.625% 9/21/23		8,835,000	8,941,020
4.875% 1/24/22		7,460,000	7,685,367
4.875% 1/18/24		6,215,000	6,295,174
4.8781% 3/11/22 (b)(c)		26,665,000	28,758,203
5.375% 3/13/22 (b)		2,635,000	2,773,996
5.5% 1/21/21		16,400,000	17,203,600
5.5% 6/27/44		8,435,000	7,456,540
5.625% 1/23/46		18,175,000	16,112,138
6.375% 2/4/21		27,100,000	29,330,330
6.375% 1/23/45		39,355,000	38,371,125
6.5% 6/2/41		112,335,000	111,548,655
6.75% 9/21/47		33,390,000	33,719,893
6.875% 8/4/26		54,815,000	60,735,020

TOTAL MEXICO			393,488,449

Mongolia - 0.3%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (Reg. S)		14,039,000	14,986,703
Netherlands - 3.7%
Dilijan Finance BV 12% 7/29/20 (b)		3,020,000	3,019,275
Kazakhstan Temir Zholy Finance BV:
6.375% 10/6/20 (b)		4,415,000	4,743,454
6.95% 7/10/42 (b)		10,360,000	11,001,077
Majapahit Holding BV 7.875% 6/29/37 (Reg. S)		5,850,000	7,634,250
Petrobras Global Finance BV:
8.375% 5/23/21		101,535,000	113,656,248
8.75% 5/23/26		69,465,000	79,884,750

TOTAL NETHERLANDS			219,939,054

Nigeria - 0.1%
Zenith Bank PLC 7.375% 5/30/22 (b)		6,300,000	6,175,260
Oman - 0.2%
Oman Sovereign Sukuk SAOC 4.397% 6/1/24 (b)		13,525,000	13,382,988
Peru - 0.3%
Petroleos Del Peru Petroperu SA:
4.75% 6/19/32 (b)		8,000,000	7,940,000
5.625% 6/19/47 (b)		10,665,000	10,771,650

TOTAL PERU			18,711,650

South Africa - 0.7%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (Reg. S)		15,800,000	15,958,000
6.75% 8/6/23 (b)		9,100,000	9,279,270
7.125% 2/11/25 (b)		7,985,000	8,144,700
TransCanada PipeLines Ltd. 4% 7/26/22 (b)		6,625,000	6,449,345

TOTAL SOUTH AFRICA			39,831,315

Sri Lanka - 0.1%
National Savings Bank 8.875% 9/18/18 (b)		4,375,000	4,614,313
Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (b)		20,009,000	20,699,311
Tunisia - 0.4%
Banque Centrale de Tunisie:
5.625% 2/17/24 (Reg. S)	EUR	8,120,000	9,433,516
5.75% 1/30/25 (b)		12,945,000	12,411,019

TOTAL TUNISIA			21,844,535

Turkey - 0.4%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		6,520,000	6,768,412
Export Credit Bank of Turkey 5% 9/23/21 (b)		5,080,000	5,159,350
Finansbank A/S 4.875% 5/19/22 (b)		8,005,000	7,923,989
Turkiye Ihracat Kredi Bankasi A/S 5.375% 10/24/23 (b)		5,325,000	5,378,250

TOTAL TURKEY			25,230,001

United Arab Emirates - 0.1%
DP World Ltd. 6.85% 7/2/37 (Reg. S)		6,320,000	7,426,872
United Kingdom - 0.8%
Biz Finance PLC:
9.625% 4/27/22 (b)		37,880,000	39,016,400
9.75% 1/22/25 (b)		3,500,000	3,578,400
Oschadbank Via SSB #1 PLC 9.625% 3/20/25 (b)		2,690,000	2,747,163
SSB #1 PLC 9.375% 3/10/23 (b)		4,045,000	4,136,013

TOTAL UNITED KINGDOM			49,477,976

United States of America - 2.0%
Brazil Loan Trust 1 5.477% 7/24/23 (b)		2,710,846	2,731,177
Pemex Project Funding Master Trust:
6.625% 6/15/35		70,365,000	72,739,819
8.625% 2/1/22		28,592,000	33,725,351
Stillwater Mining Co. 7.125% 6/27/25 (b)		6,380,000	6,274,730

TOTAL UNITED STATES OF AMERICA			115,471,077

Venezuela - 2.9%
Petroleos de Venezuela SA:
5.375% 4/12/27		69,040,000	24,854,400
5.5% 4/12/37		79,655,000	28,476,663
6% 5/16/24 (b)		88,205,000	32,856,363
6% 11/15/26 (Reg. S)		109,720,000	40,596,400
8.5% 10/27/20 (Reg. S)		23,195,000	16,723,595
9% 11/17/21 (Reg. S)		18,975,000	9,250,313
9.75% 5/17/35 (b)		19,725,000	9,177,056
12.75% 2/17/22 (b)		13,565,000	7,596,400

TOTAL VENEZUELA			169,531,190

TOTAL NONCONVERTIBLE BONDS
(Cost $1,719,634,566)			1,700,786,147

Government Obligations - 61.3%
Angola - 0.1%
Angola Republic 9.5% 11/12/25 (b)		5,685,000	5,985,737
Argentina - 4.7%
Argentine Republic:
5.625% 1/26/22		13,390,000	13,711,360
6.25% 4/22/19		15,410,000	16,141,975
6.625% 7/6/28		6,480,000	6,528,276
6.875% 4/22/21		30,320,000	32,442,400
6.875% 1/26/27		44,190,000	45,780,840
7.125% 7/6/36		12,290,000	12,197,825
7.125% 6/28/2117 (b)		42,435,000	38,509,763
7.5% 4/22/26		58,140,000	62,645,850
7.82% 12/31/33	EUR	11,173,962	13,642,942
8.28% 12/31/33		34,356,941	37,964,420

TOTAL ARGENTINA			279,565,651

Armenia - 0.8%
Republic of Armenia:
6% 9/30/20 (b)		29,760,000	31,181,933
7.15% 3/26/25 (b)		12,703,000	13,889,206

TOTAL ARMENIA			45,071,139

Barbados - 0.4%
Barbados Government:
7% 8/4/22 (b)		16,001,000	13,760,860
7.25% 12/15/21 (b)		11,539,000	10,038,930

TOTAL BARBADOS			23,799,790

Belarus - 0.4%
Belarus Republic:
6.875% 2/28/23 (b)		10,650,000	10,873,650
7.625% 6/29/27 (b)		10,650,000	10,868,282

TOTAL BELARUS			21,741,932

Bolivia - 0.3%
Plurinational State of Bolivia 4.5% 3/20/28 (b)		16,530,000	16,158,075
Brazil - 4.0%
Brazilian Federative Republic:
2.625% 1/5/23		12,500,000	11,578,125
4.25% 1/7/25		27,840,000	27,352,800
4.875% 1/22/21		14,820,000	15,531,360
5% 1/27/45		22,095,000	19,333,125
5.625% 1/7/41		19,255,000	18,532,938
5.625% 2/21/47		11,025,000	10,528,875
6% 4/7/26		19,110,000	20,619,690
7.125% 1/20/37		15,945,000	18,217,163
8.25% 1/20/34		45,930,000	57,412,500
8.75% 2/4/25		3,880,000	4,927,600
8.875% 4/15/24		4,995,000	6,281,213
10.125% 5/15/27		9,232,000	13,086,360
12.25% 3/6/30		9,165,000	14,847,300

TOTAL BRAZIL			238,249,049

Cameroon - 0.4%
Cameroon Republic 9.5% 11/19/25 (b)		22,165,000	26,154,700
Colombia - 0.6%
Colombian Republic 7.375% 9/18/37		25,905,000	33,313,830
Costa Rica - 0.5%
Costa Rican Republic:
4.25% 1/26/23 (b)		5,675,000	5,526,031
4.375% 4/30/25 (b)		7,280,000	6,910,103
5.625% 4/30/43 (b)		6,500,000	5,832,450
7% 4/4/44 (b)		6,650,000	6,916,000
7.158% 3/12/45 (b)		6,311,000	6,626,550

TOTAL COSTA RICA			31,811,134

Croatia - 0.7%
Croatia Republic:
5.5% 4/4/23 (b)		6,710,000	7,337,989
6% 1/26/24 (b)		10,965,000	12,282,883
6.375% 3/24/21 (b)		12,025,000	13,349,963
6.625% 7/14/20 (b)		6,700,000	7,386,750

TOTAL CROATIA			40,357,585

Dominican Republic - 1.8%
Dominican Republic:
5.5% 1/27/25 (b)		10,000,000	10,325,000
5.875% 4/18/24 (b)		7,030,000	7,416,650
5.95% 1/25/27 (b)		25,245,000	26,381,025
6.6% 1/28/24 (b)		5,105,000	5,609,119
6.85% 1/27/45 (b)		14,010,000	14,920,650
6.875% 1/29/26 (b)		17,505,000	19,539,956
7.45% 4/30/44 (b)		10,420,000	11,878,800
7.5% 5/6/21 (b)		8,155,000	9,011,275

TOTAL DOMINICAN REPUBLIC			105,082,475

Ecuador - 1.1%
Ecuador Republic:
7.95% 6/20/24 (b)		13,810,000	12,912,350
8.75% 6/2/23 (b)		6,275,000	6,180,875
9.625% 6/2/27 (b)		6,385,000	6,385,000
9.65% 12/13/26 (b)		10,610,000	10,596,207
10.5% 3/24/20 (b)		11,960,000	12,558,000
10.75% 3/28/22 (b)		14,625,000	15,612,188

TOTAL ECUADOR			64,244,620

Egypt - 1.5%
Arab Republic 5.875% 6/11/25 (b)		9,460,000	9,247,150
Arab Republic of Egypt:
, yield at date of purchase 20.1483% to 20.3492% 9/19/17 to 12/26/17	EGP	163,275,000	8,422,118
6.125% 1/31/22 (b)		23,190,000	23,688,585
6.875% 4/30/40 (b)		4,830,000	4,573,604
7.5% 1/31/27 (b)		20,085,000	21,330,270
8.5% 1/31/47 (b)		18,380,000	19,812,684

TOTAL EGYPT			87,074,411

El Salvador - 0.9%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		9,990,000	8,958,033
6.375% 1/18/27 (b)		7,905,000	7,134,263
7.375% 12/1/19		5,055,000	5,118,188
7.625% 2/1/41(b)		10,465,000	9,680,125
7.65% 6/15/35 (Reg. S)		6,025,000	5,629,760
7.75% 1/24/23 (Reg. S)		3,505,000	3,544,607
8.25% 4/10/32 (Reg. S)		2,570,000	2,547,127
8.625% 2/28/29 (b)		10,860,000	11,294,400

TOTAL EL SALVADOR			53,906,503

Ethiopia - 0.2%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		10,005,000	9,904,950
Gabon - 0.3%
Gabonese Republic:
6.375% 12/12/24 (b)		11,585,000	11,279,851
6.95% 6/16/25 (b)		7,670,000	7,638,308

TOTAL GABON			18,918,159

Ghana - 1.5%
Ghana Republic:
7.875% 8/7/23 (Reg.S)		20,715,000	21,128,471
8.125% 1/18/26 (b)		13,050,000	13,308,651
9.25% 9/15/22 (b)		25,455,000	27,440,795
10.75% 10/14/30 (b)		21,175,000	26,216,768

TOTAL GHANA			88,094,685

Guatemala - 0.2%
Guatemalan Republic 4.375% 6/5/27 (b)		13,310,000	13,210,175
Honduras - 0.2%
Republic of Honduras 6.25% 1/19/27		13,385,000	13,820,013
Indonesia - 1.5%
Indonesian Republic:
4.75% 1/8/26 (b)		7,340,000	7,878,418
5.875% 1/15/24 (b)		8,545,000	9,739,864
6.625% 2/17/37		15,425,000	19,106,778
7.75% 1/17/38 (b)		15,580,000	21,495,134
8.5% 10/12/35 (b)		19,765,000	28,452,014

TOTAL INDONESIA			86,672,208

Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		37,475,000	33,246,246
Ivory Coast - 0.7%
Ivory Coast:
5.125% 6/15/25 (b)	EUR	2,815,000	3,249,014
5.75% 12/31/32		15,060,700	14,458,272
6.125% 6/15/33 (b)		15,425,000	14,808,000
6.375% 3/3/28 (b)		8,710,000	8,797,100

TOTAL IVORY COAST			41,312,386

Jamaica - 0.6%
Jamaican Government:
6.75% 4/28/28		10,455,000	11,855,970
7.625% 7/9/25		5,905,000	6,888,183
7.875% 7/28/45		3,020,000	3,556,654
8% 3/15/39		9,448,000	11,148,640

TOTAL JAMAICA			33,449,447

Jordan - 0.7%
Jordanian Kingdom:
5.75% 1/31/27 (b)		22,960,000	22,822,240
6.125% 1/29/26 (b)		18,230,000	18,642,107

TOTAL JORDAN			41,464,347

Kenya - 0.5%
Republic of Kenya 6.875% 6/24/24 (b)		26,850,000	27,454,125
Kuwait - 0.6%
State of Kuwait 3.5% 3/20/27 (b)		33,075,000	33,789,420
Lebanon - 4.5%
Lebanese Republic:
4% 12/31/17		15,753,750	15,687,033
5% 10/12/17		17,385,000	17,385,000
5.15% 6/12/18		70,625,000	70,876,708
5.15% 11/12/18		7,380,000	7,417,564
5.45% 11/28/19		35,450,000	35,552,521
6% 5/20/19		19,815,000	20,051,591
6% 1/27/23		5,315,000	5,281,090
6.1% 10/4/22		20,430,000	20,436,129
6.375% 3/9/20		10,690,000	10,903,800
6.6% 11/27/26		13,205,000	13,205,000
6.65% 2/26/30 (Reg. S)		17,280,000	16,978,291
6.75% 11/29/27 (Reg. S)		7,700,000	7,683,060
7.05% 11/2/35(Reg. S)		5,210,000	5,164,840
8.25% 4/12/21 (Reg.S)		15,895,000	17,134,492

TOTAL LEBANON			263,757,119

Mongolia - 0.6%
Mongolian People's Republic:
5.125% 12/5/22 (Reg. S)		13,385,000	12,554,782
8.75% 3/9/24 (b)		14,635,000	16,019,061
10.875% 4/6/21 (b)		5,405,000	6,163,403

TOTAL MONGOLIA			34,737,246

Namibia - 0.1%
Republic of Namibia:
5.25% 10/29/25 (b)		5,380,000	5,535,751
5.5% 11/3/21 (b)		2,580,000	2,776,519

TOTAL NAMIBIA			8,312,270

Netherlands - 0.1%
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		3,839,063	3,952,468
Nigeria - 0.4%
Republic of Nigeria:
6.375% 7/12/23 (b)		10,715,000	11,023,056
7.875% 2/16/32 (b)		13,405,000	14,530,886

TOTAL NIGERIA			25,553,942

Oman - 1.2%
Sultanate of Oman:
4.75% 6/15/26 (b)		16,110,000	15,844,185
5.375% 3/8/27 (b)		15,925,000	16,283,313
6.5% 3/8/47 (b)		40,160,000	40,983,762

TOTAL OMAN			73,111,260

Pakistan - 0.6%
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		6,305,000	6,649,001
8.25% 4/15/24 (b)		15,605,000	17,706,494
8.25% 9/30/25 (b)		7,965,000	9,119,407

TOTAL PAKISTAN			33,474,902

Panama - 0.4%
Panamanian Republic:
8.875% 9/30/27		7,110,000	10,131,750
9.375% 4/1/29		8,030,000	11,844,250

TOTAL PANAMA			21,976,000

Paraguay - 0.3%
Republic of Paraguay:
4.7% 3/27/27 (b)		6,265,000	6,429,456
5% 4/15/26 (b)		2,705,000	2,857,156
6.1% 8/11/44 (b)		6,215,000	6,883,113

TOTAL PARAGUAY			16,169,725

Poland - 0.2%
Polish Government 2.5% 7/25/27	PLN	58,975,000	14,807,211
Qatar - 0.5%
State of Qatar:
2.375% 6/2/21		21,630,000	21,097,556
9.75% 6/15/30 (Reg. S)		4,942,000	7,763,487

TOTAL QATAR			28,861,043

Romania - 0.3%
Romanian Republic 5.85% 4/26/23	RON	54,100,000	15,566,009
Russia - 3.5%
Ministry of Finance Russian Federation 4.75% 5/27/26 (b)		20,600,000	21,501,250
Russian Federation:
4.25% 6/23/27 (b)		26,600,000	26,515,944
4.875% 9/16/23 (b)		11,710,000	12,558,788
5.25% 6/23/47 (b)		53,400,000	53,772,305
5.625% 4/4/42 (b)		18,845,000	20,399,713
12.75% 6/24/28 (Reg. S)		41,937,000	73,236,261

TOTAL RUSSIA			207,984,261

Rwanda - 0.2%
Rwanda Rep 6.625% 5/2/23 (b)		9,565,000	9,839,573
Saudi Arabia - 2.0%
Saudi Arabia Kingdom of:
2.375% 10/26/21 (b)		25,750,000	25,338,000
4.5% 10/26/46 (b)		93,230,000	95,000,624

TOTAL SAUDI ARABIA			120,338,624

Senegal - 0.3%
Republic of Senegal:
6.25% 7/30/24 (b)		3,835,000	4,039,175
6.25% 5/23/33 (b)		7,895,000	8,011,325
8.75% 5/13/21 (b)		5,995,000	6,835,991

TOTAL SENEGAL			18,886,491

South Africa - 0.8%
South African Republic:
4.3% 10/12/28		29,745,000	27,785,875
5.375% 7/24/44		8,110,000	7,898,572
5.875% 9/16/25		12,860,000	13,827,535

TOTAL SOUTH AFRICA			49,511,982

Sri Lanka - 1.1%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		2,340,000	2,396,106
5.875% 7/25/22 (b)		4,225,000	4,374,793
6% 1/14/19 (b)		4,680,000	4,850,010
6.2% 5/11/27 (b)		13,720,000	13,698,158
6.25% 10/4/20 (b)		4,395,000	4,637,384
6.25% 7/27/21 (b)		5,125,000	5,428,123
6.825% 7/18/26 (b)		7,000,000	7,373,975
6.85% 11/3/25 (b)		19,750,000	20,810,694

TOTAL SRI LANKA			63,569,243

Suriname - 0.3%
Republic of Suriname 9.25% 10/26/26 (b)		17,495,000	17,932,375
Tanzania - 0.0%
United Republic of Tanzania 7.421% 3/9/20 (c)		3,036,667	3,173,924
Turkey - 6.1%
Turkish Republic:
4.25% 4/14/26		5,440,000	5,163,322
4.875% 10/9/26		28,605,000	28,194,919
5.125% 3/25/22		6,195,000	6,429,543
5.625% 3/30/21		11,170,000	11,840,200
5.75% 3/22/24		16,995,000	17,972,213
5.75% 5/11/47		21,365,000	20,894,970
6% 3/25/27		53,855,000	57,342,650
6% 1/14/41		23,455,000	24,005,020
6.25% 9/26/22		34,370,000	37,340,943
6.75% 5/30/40		12,820,000	14,285,839
6.875% 3/17/36		44,300,000	49,802,060
7% 6/5/20		12,495,000	13,662,408
7.25% 3/5/38		11,365,000	13,319,780
7.375% 2/5/25		25,425,000	29,442,913
8% 2/14/34		9,560,000	11,850,576
11.875% 1/15/30		9,850,000	15,636,875

TOTAL TURKEY			357,184,231

Ukraine - 3.4%
Ukraine Government:
0% 5/31/40 (b)(c)		53,445,000	20,755,900
7.75% 9/1/19 (b)		46,164,000	47,664,330
7.75% 9/1/20 (b)		47,974,000	49,125,376
7.75% 9/1/21 (b)		31,159,000	31,646,638
7.75% 9/1/22 (b)		8,089,000	8,129,445
7.75% 9/1/23 (b)		8,809,000	8,720,910
7.75% 9/1/24 (b)		11,239,000	11,018,041
7.75% 9/1/25 (b)		8,779,000	8,576,802
7.75% 9/1/26 (b)		8,654,000	8,417,053
7.75% 9/1/27 (b)		8,089,000	7,835,005

TOTAL UKRAINE			201,889,500

United States of America - 6.2%
U.S. Treasury Bonds:
2.875% 11/15/46		280,387,000	282,413,339
3% 5/15/47		81,120,000	83,864,127

TOTAL UNITED STATES OF AMERICA			366,277,466

Uruguay - 0.1%
Uruguay Republic 9.875% 6/20/22 (b)	UYU	154,110,000	5,529,431
Venezuela - 1.9%
Venezuelan Republic:
oil recovery warrants 4/15/20 (d)(e)		458,489	1,833,956
6% 12/9/20		11,240,000	5,058,000
7% 12/1/18 (Reg. S)		9,925,000	6,391,700
7% 3/31/38		10,280,000	4,291,900
7.65% 4/21/25		18,830,000	7,955,675
7.75% 10/13/19 (Reg. S)		16,120,000	8,180,900
8.25% 10/13/24		16,705,000	7,183,150
9% 5/7/23 (Reg. S)		18,115,000	8,015,888
9.25% 9/15/27		28,625,000	14,169,375
9.25% 5/7/28 (Reg. S)		28,610,000	12,659,925
9.375% 1/13/34		12,490,000	5,651,725
11.75% 10/21/26 (Reg. S)		16,835,000	8,670,025
11.95% 8/5/31 (Reg. S)		23,090,000	11,660,450
12.75% 8/23/22		10,230,000	5,498,625
13.625% 8/15/18		5,895,000	4,453,673

TOTAL VENEZUELA			111,674,967

Vietnam - 0.1%
Vietnamese Socialist Republic 4.8% 11/19/24 (b)		6,305,000	6,626,114
Zambia - 0.3%
Republic of Zambia:
5.375% 9/20/22 (b)		5,105,000	4,780,781
8.5% 4/14/24 (b)		5,710,000	5,953,040
8.97% 7/30/27 (b)		6,935,000	7,387,162

TOTAL ZAMBIA			18,120,983

TOTAL GOVERNMENT OBLIGATIONS
(Cost $3,528,700,362)			3,612,671,152
		Shares	Value

Common Stocks - 0.5%
Canada - 0.0%
First Quantum Minerals Ltd.		237,800	2,011,618
Cayman Islands - 0.5%
Alibaba Group Holding Ltd. sponsored ADR (d)		205,100	28,898,590
TOTAL COMMON STOCKS
(Cost $26,590,020)			30,910,208
		Principal Amount(a)	Value

Preferred Securities - 0.2%
China - 0.1%
Sinochem Group 5% (b)(c)(f)		4,460,000	4,607,859
Ireland - 0.1%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(f)		5,350,000	5,712,367
TOTAL PREFERRED SECURITIES
(Cost $9,707,927)			10,320,226
		Shares	Value

Money Market Funds - 7.9%
Fidelity Cash Central Fund, 1.10% (g)
(Cost $465,243,338)		465,167,129	465,260,163
TOTAL INVESTMENT PORTFOLIO - 98.7%
(Cost $5,749,876,213)			5,819,947,896
NET OTHER ASSETS (LIABILITIES) - 1.3%			76,739,284
NET ASSETS - 100%			$5,896,687,180

Currency Abbreviations

EGP – Egyptian pound

EUR – European Monetary Unit

PLN – Polish zloty (new)

RON – Romanian leu (new)

UYU – Uruguay peso

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,401,330,323 or 40.7% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing

 (e) Quantity represents share amount.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,433,980
Fidelity Securities Lending Cash Central Fund	27,794
Total	$1,461,774

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$28,898,590	$28,898,590	$--	$--
Materials	2,011,618	2,011,618	--	--
Corporate Bonds	1,700,786,147	--	1,700,786,147	--
Government Obligations	3,612,671,152	--	3,610,837,196	1,833,956
Preferred Securities	10,320,226	--	10,320,226	--
Money Market Funds	465,260,163	465,260,163	--	--
Total Investments in Securities:	$5,819,947,896	$496,170,371	$5,321,943,569	$1,833,956

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	6.2%
AAA,AA,A	3.3%
BBB	17.2%
BB	20.1%
B	27.8%
CCC,CC,C	11.0%
Not Rated	4.7%
Equities	0.5%
Short-Term Investments and Net Other Assets	9.2%
100%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,284,632,875)	$5,354,687,733
Fidelity Central Funds (cost $465,243,338)	465,260,163
Total Investments (cost $5,749,876,213)		$5,819,947,896
Receivable for investments sold		17,988,000
Receivable for fund shares sold		6,310,044
Interest receivable		84,825,270
Distributions receivable from Fidelity Central Funds		400,411
Other receivables		5,364
Total assets		5,929,476,985
Liabilities
Payable for investments purchased	$22,601,609
Payable for fund shares redeemed	3,293,460
Distributions payable	2,858,055
Accrued management fee	3,218,833
Other affiliated payables	727,545
Other payables and accrued expenses	90,303
Total liabilities		32,789,805
Net Assets		$5,896,687,180
Net Assets consist of:
Paid in capital		$5,768,173,733
Undistributed net investment income		65,042,461
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,608,213)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		70,079,199
Net Assets, for 363,835,294 shares outstanding		$5,896,687,180
Net Asset Value, offering price and redemption price per share ($5,896,687,180 ÷ 363,835,294 shares)		$16.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2017 (Unaudited)
Investment Income
Dividends		$885,334
Interest		178,514,320
Income from Fidelity Central Funds		1,461,774
Total income		180,861,428
Expenses
Management fee	$17,828,693
Transfer agent fees	3,571,913
Accounting and security lending fees	595,736
Custodian fees and expenses	103,568
Independent trustees' fees and expenses	10,399
Registration fees	153,596
Audit	60,234
Legal	5,249
Miscellaneous	89,018
Total expenses before reductions	22,418,406
Expense reductions	(25,213)	22,393,193
Net investment income (loss)		158,468,235
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,943,062
Fidelity Central Funds	17,752
Foreign currency transactions	(291,180)
Total net realized gain (loss)		6,669,634
Change in net unrealized appreciation (depreciation) on: Investment securities	168,848,736
Assets and liabilities in foreign currencies	(53,330)
Total change in net unrealized appreciation (depreciation)		168,795,406
Net gain (loss)		175,465,040
Net increase (decrease) in net assets resulting from operations		$333,933,275

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2017 (Unaudited)	Year ended December 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$158,468,235	$285,087,288
Net realized gain (loss)	6,669,634	39,987,575
Change in net unrealized appreciation (depreciation)	168,795,406	255,829,888
Net increase (decrease) in net assets resulting from operations	333,933,275	580,904,751
Distributions to shareholders from net investment income	(141,680,010)	(253,488,130)
Distributions to shareholders from net realized gain	–	(42,244,622)
Total distributions	(141,680,010)	(295,732,752)
Share transactions
Proceeds from sales of shares	1,168,446,011	1,269,660,432
Reinvestment of distributions	124,215,284	260,321,046
Cost of shares redeemed	(414,987,737)	(979,414,154)
Net increase (decrease) in net assets resulting from share transactions	877,673,558	550,567,324
Redemption fees	191,494	432,790
Total increase (decrease) in net assets	1,070,118,317	836,172,113
Net Assets
Beginning of period	4,826,568,863	3,990,396,750
End of period	$5,896,687,180	$4,826,568,863
Other Information
Undistributed net investment income end of period	$65,042,461	$48,254,236
Shares
Sold	72,545,443	81,429,518
Issued in reinvestment of distributions	7,693,305	16,843,055
Redeemed	(25,785,336)	(63,762,805)
Net increase (decrease)	54,453,412	34,509,768

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New Markets Income Fund

	Six months ended (Unaudited) June 30,	Years ended December 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$15.60	$14.52	$15.26	$15.59	$17.80	$15.83
Income from Investment Operations
Net investment income (loss)A	.470	.983	.896	.859	.828	.857
Net realized and unrealized gain (loss)	.562	1.108	(.850)	(.173)	(1.952)	2.235
Total from investment operations	1.032	2.091	.046	.686	(1.124)	3.092
Distributions from net investment income	(.423)	(.874)	(.787)	(.767)	(.754)	(.778)
Distributions from net realized gain	–	(.138)	–	(.251)	(.336)	(.346)
Total distributions	(.423)	(1.012)	(.787)	(1.018)	(1.090)	(1.124)
Redemption fees added to paid in capitalA	.001	.001	.001	.002	.004	.002
Net asset value, end of period	$16.21	$15.60	$14.52	$15.26	$15.59	$17.80
Total ReturnB,C	6.66%	14.70%	.24%	4.32%	(6.41)%	20.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.84%F	.83%	.84%	.84%	.84%	.85%
Expenses net of fee waivers, if any	.83%F	.83%	.84%	.84%	.84%	.85%
Expenses net of all reductions	.83%F	.83%	.84%	.84%	.84%	.84%
Net investment income (loss)	5.90%F	6.37%	5.93%	5.31%	4.96%	5.03%
Supplemental Data
Net assets, end of period (000 omitted)	$5,896,687	$4,826,569	$3,990,397	$4,525,377	$4,518,454	$7,327,583
Portfolio turnover rateG	51%F	82%	110%	146%	131%	88%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2017

1. Organization.

Fidelity New Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$251,039,604
Gross unrealized depreciation	(141,763,543)
Net unrealized appreciation (depreciation) on securities	$109,276,061
Tax cost	$5,710,671,835

The Fund elected to defer to its next fiscal year approximately $5,829,950 of capital losses recognized during the period November 1, 2016 to December 31, 2016.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,567,533,125 and $1,254,579,395, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .66% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $649 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,467 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $27,794. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10,879.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $14,334.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period-B January 1, 2017 to June 30, 2017
Actual	.83%	$1,000.00	$1,066.60	$4.25
Hypothetical-C		$1,000.00	$1,020.68	$4.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

NMI-SANN-0817
1.705564.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	August 23, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 23, 2017